Cover	Mar. 27, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2024
Entity File Number	001-39827
Entity Registrant Name	Viveon Health Acquisition Corp.
Entity Central Index Key	0001823857
Entity Tax Identification Number	85-2788202
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3480 Peachtree Road NE
Entity Address, Address Line Two	2nd Floor - Suite #112
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	(404)
Local Phone Number	861-5393
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units
Trading Symbol	VHAQU
Security Exchange Name	NYSEAMER
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	VHAQ
Security Exchange Name	NYSEAMER
Warrants [Member]
Title of 12(b) Security	Warrants
Trading Symbol	VHAQW
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	VHAQR
Security Exchange Name	NYSEAMER